RELATED PARTY TRANSACTIONS AND BALANCES (Schedules of Balances and Transactions with Related Parties) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021
Other accounts payable and accrued expenses	$ 284,109
Mer Telemanagement Solutions Ltd [Member]
Other accounts payable and accrued expenses (Note 5)	15,000	10,000
Cost of revenues	47,000	44,000	$ 37,000
Operating expenses	116,000	125,000	148,000
Total amounts charged by related parties	163,000	$ 169,000	$ 185,000
Other accounts payable and accrued expenses	$ 15,000			$ 16,000